SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance of Private Placement	$ 230,489	$ 0	$ 0
Option expiration term	7 years
Weighted average fair value of stock options granted	$ 18.55	$ 3.14	$ 1.75
Undertone [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants to purchase ordinary shares granted	66,666
Weighted average exercise price of warrants	$ 9.09
Total expense incurred			$ 59
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs	$ 16,293
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition	1 year 7 months 2 days
Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 20.03	$ 3.12
Stock Option Plan 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	625,477
Stock Option Plan 2003 [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	3 years